METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                  (formerly, Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund. Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Balanced Portfolio                         Firstar Balanced Portfolio
Equity Income Portfolio                    Firstar Equity Income Portfolio
Growth & Income Equity Portfolio           Firstar Growth & Income Equity Portfolio

3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:


                                                           Management        Other             Total Annual
                                                           Fees              Expenses*         Expenses
                                                         (after fee         (after Expense    (after Expense
                                                          waiver for         Reimbursement     Reimbursement
                                                          certain            for certain       for certain
                                                          Portfolios)        Portfolios)       Portfolios)
J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Firstar Balanced Portfolio                                   0.19               0.91              1.10
Firstar Equity Income Portfolio                                 0               1.10              1.10
Firstar Growth & Income Equity Portfolio                     0.55               0.55              1.10

*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the J. P. Morgan International Equity Portfolio and 1.10% for each of the Firstar Balanced, Firstar Equity Income and Firstar Growth and Income Equity Portfolios. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 1.91% for the Firstar Balanced Portfolio, 2.15% for the Firstar Equity Income Portfolio and 1.55% for the Firstar Growth and Income Equity Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.



                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$71.29  (a)$110.60    (a)$157.34   (a)$240.77
                                                 (b)$21.29  (b)$ 65.60    (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$75.50  (a)$123.27    (a)$178.50   (a)$283.17
                                                 (b)$25.50  (b)$ 78.27    (b)$133.50   (b)$283.17

J.P. Morgan International Equity Portfolio       (a)$75.80  (a)$124.17    (a)$179.99   (a)$286.12
                                                 (b)$25.80  (b)$ 79.17    (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$72.29  (a)$113.63    (a)$162.42   (a)$251.04
                                                 (b)$22.29  (b)$ 68.63    (b)$117.42   (b)$251.04

Firstar Balanced Portfolio                       (a)$76.30  (a)$125.66    (a)$182.48   (a)$291.02
                                                 (b)$26.30  (b)$80.66     (b)$137.48   (b)$291.02

Firstar Equity Income Portfolio                  (a)$76.30  (a)$125.66    (a)$182.48   (a)$291.02
                                                 (b)$26.30  (b)$80.66     (b)$137.48   (b)$291.02

Firstar Growth & Income Equity Portfolio         (a)$76.30  (a)$125.66    (a)$182.48   (a)$291.02
                                                 (b)$26.30  (b)$80.66     (b)$137.48   (b)$291.02


5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

     The value of an accumulation unit may go up or down from day to day.


6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                          $16.79
End of Period                                $19.01
Number of Accum. Units Outstanding           2,676,924

AIM V.I. International Equity Sub-Account
Beginning of Period                          $17.42
End of Period                                $14.29
Number of Accum. Units Outstanding           526,284

AIM V.I. Value Sub-Account
Beginning of Period                          $16.73
End of Period                                $15.47
Number of Accum. Units Outstanding           5,101,650

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                          $13.77
End of Period                                $14.13
Number of Accum. Units Outstanding           10,720,603

Managed by J.P. Morgan Investment
Management Inc.

Small Cap Stock Sub-Account
Beginning of Period                          $17.93
End of Period                                $18.25
Number of Accum. Units Outstanding           5,517,810

International Equity Sub-Account
Beginning of Period                          $16.33
End of Period                                $14.15
Number of Accum. Units Outstanding           7,883,400

Quality Bond Sub-Account
Beginning of Period                          $11.57
End of Period                                $12.20
Number of Accum. Units Outstanding           6,915,380

Managed by Firstar Capital Management, LLC

Balanced Sub-Account
Beginning of Period                          $12.43
End of Period                                $12.18
Number of Accum. Units Outstanding           674,429

Equity Income Sub-Account
Beginning of Period                          $12.20
End of Period                                $12.83
Number of Accum. Units Outstanding           451,522

Growth & Income Equity Sub-Account
Beginning of Period                          $13.97
End of Period                                $13.13
Number of Accum. Units Outstanding           1,081,081


GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account

Beginning of Period                          $11.53
End of Period                                $11.95
Number of Accum. Units Outstanding           2,415,955


MFS VARIABLE INSURANCE TRUST:
Managed by Massachusetts Financial
  Services Company

MFS High Income Sub-Account
Beginning of Period                          $10.33
End of Period                                $10.18
Number of Accum. Units Outstanding           513,319

MFS Bond Sub-Account
Beginning of Period                          $10.18
End of Period                                $10.62
Number of Accum. Units Outstanding           170,405

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Fund/VA Sub-Account
Beginning of Period                          $10.17
End of Period                                $10.13
Number of Accum. Units Outstanding           298,624

Oppenheimer Capital Appreciation Fund/VA Sub-Account
Beginning of Period                          $17.09
End of Period                                $18.40
Number of Accum. Units Outstanding           670,024

Oppenheimer Strategic Bond Fund/VA Sub-Account
Beginning of Period                          $10.29
End of Period                                $10.48
Number of Accum. Units Outstanding           353,941

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES Managed by Templeton Investment Counsel, Inc.

Templeton International Securities Sub-Account
Beginning of Period                          $11.15
End of Period                                $10.61
Number of Accum. Units Outstanding           1,323,821

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Sub-Account
Beginning of Period                          $11.46
End of Period                                $8.37
Number of Accum. Units Outstanding           564,216

METROPOLITAN SERIES FUND, INC.
Managed by Putnam Investment Management, Inc.

Putnam International Stock Sub-Account
Beginning of Period (9/11/00)                $10.00
End of Period                                $9.67
Number of Accum. Units Outstanding           1,270

Putnam Large Cap Growth Sub-Account
Beginning of Period (9/11/00)                $10.00
End of Period                                $9.73
Number of Accum. Units Outstanding           8,040

8. Each of the Cova Series Trust Portfolios shown in Appendix B has the same investment objective as currently shown in such Appendix with one exception as shown below.


Firstar Growth & Income Equity Portfolio

Investment Objective: The Firstar Growth & Income Equity Portfolio seeks to provide both reasonable income and long-term capital appreciation.


9.  The following replaces Appendix C - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio (except as noted).

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                                              Accumulation   Unit     Performance
                                                         Column   A                             Column B
                                     Separate            (reflects all                         (reflects insurance
                                     Account             charges and                           charges and
                                     Inception           portfolio expenses)                   portfolio expenses)
Portfolio                            Date in             1 yr         since         1 yr          since
                                     Portfolio                       inception                   inception
----------------                    ----------           ---------  -------------  ----------    -----------


AIM V.I. Capital                     12/31/97             48.63%       25.15%      53.23%            26.34%
Appreciation

AIM V.I.                             12/31/97             11.44%       12.48%      16.04%            13.88%
International
Equity

AIM V.I. Value                       12/31/97             3.92%        15.87%      8.52%             17.22%

MET INVESTORS SERIES TRUST (1)
J. P. Morgan Small Cap Stock          5/1/96              32.37%       12.52%      36.97%            13.30%
J. P. Morgan International Equity     5/1/96              -2.45%       6.76%       2.15%             7.66%
J. P. Morgan Quality Bond             5/1/96              0.47%        3.86%       5.07%             4.85%
Lord Abbett Bond Debenture            5/1/96              1.64%        7.01%       6.24%             7.90%
Firstar Balanced                      7/1/97              -1.85%       4.92%       2.75%             6.25%
Firstar Equity Income                 7/1/97              0.20%        6.69%       4.80%             7.98%
Firstar Growth & Income Equity        7/1/97              -0.48%       7.46%       4.13%             8.73%


GENERAL AMERICAN CAPITAL COMPANY

Money Market                          6/3/96              0.14%        3.17%       4.75%             4.20%


MFS VARIABLE  INSURANCE TRUST
MFS High Income                       12/31/97            -3.86%       -1.09%      0.74%             0.67%
MFS Bond                               5/15/98            -1.09%       0.58%       3.51%             2.55%

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income
  Fund/VA                             12/31/97            -3.78%       -1.28%      0.82%             0.48%
Oppenheimer Capital
  Appreciation Fund/VA                12/31/97            33.30%       23.65%      37.90%            24.86%
Oppenheimer Strategic
  Bond Fund/VA                        12/31/97            -0.67%       -0.01%      3.93%             1.71%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST, CLASS 1 SHARES
Templeton Developing Markets
  Securities (2)                      5/1/98              -12.77%      -9.32%      -8.17%            -7.10%
Templeton International
  Securities (3)                      5/1/98              3.14%         0.54%       7.74%             2.49%



(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

(3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS


                                  Fund    Performance           Accumulation   Unit            Performance

                                         Column A              Column   B                     Column C
                                                              (reflects all             (reflects insurance
                                                               charges and                charges and
                                                              portfolio expenses)        portfolio expenses)

                                     1 yr   5 yrs  10 yrs or  1 yr 5 yrs   10 yrs or  1 yr     5 yrs  10 yrs or
                                                   since                    since                     since
                                                   inception                inception                 inception

AIM V.I. Capital
Appreciation               5/5/93    55.39%  20.47%  22.07%   48.63%  18.73%  20.33%   53.23%   18.81%   20.39%
AIM V.I.
International
Equity                     5/5/93    17.66%  14.42%  13.86%   11.44%  12.76%  12.21%   16.04%   12.84%   12.28%
AIM V.I. Value             5/5/93    10.04%  17.64%  19.42%   3.92%   15.94%  17.71%   8.52%    16.02%   17.77%

GENERAL AMERICAN CAPITAL COMPANY
Money Market               10/1/87   6.22%   5.65%   5.20%    0.14%   4.09%   3.65%    4.75%    4.19%    3.74%


MFS VARIABLE  INSURANCE TRUST
MFS High Income           7/26/95    2.16%   7.01%   6.93%    -3.86%  5.45%   5.36%    0.74%    5.54%    5.45%
MFS Bond                 10/24/95    4.97%   n/a     5.17%    -1.09%  n/a     2.05%    3.51%    n/a      2.98%

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income
 Fund/VA                   4/30/86   2.24%   7.29%   12.21%   -3.78%  5.73%   10.62%   0.82%    5.82%    10.67%
Oppenheimer Capital
 Appreciation Fund/VA       4/3/85   39.85% 25.87%   20.78%   33.30%  24.07%  19.06%   37.90%   24.15%   19.12%
Oppenheimer Strategic Bond
 Fund/VA                    5/3/93   5.40%   6.67%   5.94%    -0.67%  5.12%   4.40%    3.93%    5.20%    4.48%

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
Templeton International
  Securities(1)              5/1/92  9.26%  13.41%  13.38%    3.14%   11.77%  11.75%   7.74%    11.85%   11.81%
Templeton Developing
  Markets Securities(2)      3/4/96  -6.88%  n/a   -10.58%  -12.77%   n/a    -13.58%  -8.17%     n/a    -11.84%

METROPOLITAN SERIES FUND, INC.

Putnam International        5/01/91   0.80%  4.93%   6.08%   -5.17%   3.39%    4.53%  -0.57%    3.48%     4.62%
  Stock (3)

Putnam Large Cap            5/01/00    n/a    n/a   -3.60%    n/a     n/a     -9.24%    n/a      n/a     -4.14%
  Growth


   (1) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (2) Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

    (3) Putnam Investment Management, Inc. became the sub-investment manager of the portfolio on January 24, 2000. Performance for all prior periods reflects results under other sub-investment managers.


CL-7056 (2/01)